UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐         Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):	_____________
Commission File Number of securitizer:	_____________
Central Index Key Number of securitizer:	_____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒         15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002095093

Hildene 2026-NQM1 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Justin Gregory, (203) 517-2519

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 21, 2026

Hildene-CCC Depositor II, LLC
(Depositor)

By:	/s/ Justin Gregory
Name: Justin Gregory Title: Vice President
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EXHIBIT INDEX

Exhibit Number

99.1         Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners LLC

Schedule 1 – Narrative

Schedule 2 - Rating Agency Grades Summary Report

Schedule 3 - Rating Agency Grades Detail Report

Schedule 4 - Valuation Report

Schedule 5 - Supplemental Data

Schedule 6 - Business Purpose Report

Schedule 7 - Data Compare Report

Schedule 8 – ATR/QM Report

99.2         Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1 - Executive Summary

Schedule 2 - Exception Standard Report

Schedule 3 - Valuation Report

Schedule 4 - Supplemental Data

Schedule 5 - Rating Agency Grades Report

Schedule 6 - Data Compare Report

99.3         Disclosures required by Rule 15Ga-2 for Infinity IPS, Inc.

Schedule 1 - Executive Summary

Schedule 2 - Rating Agency Grades Report

Schedule 3 - Exception Standard Report

Schedule 4 - Valuation Report

Schedule 5 - Supplemental Data

Schedule 6 - Business Purpose Report

Schedule 7 - Data Compare Report

99.4         Disclosures required by Rule 15Ga-2 for Maxwell Diligence Solutions, LLC

Schedule 1 - Executive Summary

Schedule 2 - Rating Agency Grades Report

Schedule 3 - Exception Standard Report

Schedule 4 - Valuation Report

Schedule 5 - Supplemental Data

Schedule 6 - Business Purpose Report

Schedule 7 - Data Compare Report

99.5         Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 - Narrative

Schedule 2 - Exception Standard Report

Schedule 3 - Rating Agency Grades Report

Schedule 4 - ATR/QM Report

Schedule 5 - Supplemental Data

Schedule 6 - Business Purpose Report

Schedule 7 - Valuation Report

Schedule 8 - Data Compare Report

99.6         Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1 - Narrative

Schedule 2 - Rating Agency Grades Report

Schedule 3 - Exception Standard Report

Schedule 4 - Valuation Report

Schedule 5 - Supplemental Data

Schedule 6 - Business Purpose Report

Schedule 7 - Data Compare Report

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